T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND
November 30, 2019 (Unaudited)

Portfolio of Investments‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 98.6%
MARYLAND 96.5%
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/20	2,110	2,178
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/21	1,000	1,070
Anne Arundel County Consolidated Special Taxing Dist. ,
Villages of Dorchester and Farmington, 5.00%, 7/1/21	325	345
Baltimore City, Consolidated Public Improvement, Series A, GO,
5.00%, 10/15/20	2,080	2,150
Baltimore City, Convention Center Hotel, 5.00%, 9/1/20	1,000	1,026
Baltimore City, Convention Center Hotel, 5.00%, 9/1/21	1,000	1,060
Baltimore City, Convention Center Hotel, 5.00%, 9/1/22	900	980
Baltimore City, Convention Center Hotel, 5.00%, 9/1/23	1,550	1,735
Baltimore City, Harbor Point, 2.60%, 6/1/21 (1)	130	130
Baltimore City, Harbor Point, 2.65%, 6/1/22 (1)	100	100
Baltimore City, Harbor Point, 2.70%, 6/1/23 (1)	100	100
Baltimore City, Harbor Point, 2.75%, 6/1/24 (1)	190	190
Baltimore City, Harbor Point, 2.80%, 6/1/25 (1)	125	125
Baltimore City, Harbor Point, 2.85%, 6/1/26 (1)	135	135
Baltimore City, Special Obligation Consolidated Tax Increment
Financing, 5.00%, 6/15/20	475	485
Baltimore City, Wastewater, Series D, 5.00%, 7/1/23	1,000	1,133
Baltimore County, GO, 5.00%, 2/1/20	2,000	2,013
Baltimore County, 2019 Crossover, GO, 5.00%, 11/1/21	2,800	3,006
Baltimore County, Consolidated Public Improvement, GO,
5.00%, 8/1/22	940	1,036
Baltimore County, Oak Crest Village, 4.00%, 1/1/20	1,000	1,002
Baltimore County, Oak Crest Village, 5.00%, 1/1/21	1,400	1,456
Baltimore County, Oak Crest Village, 5.00%, 1/1/23	500	554
Baltimore County, Public Improvement, GO, 5.00%, 2/1/20	1,000	1,006
Cecil County, Consolidated Public Improvement, GO, 4.00%,
2/1/21	1,000	1,033

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Charles County, Consolidated Public Improvement, GO, 5.00%,
10/1/21	1,035	1,108
Charles County, Consolidated Public Improvement, GO, 5.00%,
10/1/22	1,000	1,109
Frederick County, Public Fac. , Series A, GO, 5.00%, 8/1/22	1,250	1,378
Gaithersburg, Asbury Maryland Obligation Group, Series B,
5.00%, 1/1/27	2,515	2,865
Gaithersburg, Asbury Maryland Obligation Group, Series B,
6.00%, 1/1/23 (Prerefunded 1/1/20) (2)	750	753
Harford County, Series B, GO, 5.00%, 2/1/21	1,345	1,405
Howard County, Consolidated Public Improvement, Series A,
GO, 5.00%, 2/15/21	1,000	1,046
Howard County, Special Obligation, Annapolis Junction Town
Center, 4.80%, 2/15/24	335	346
Maryland, Series C, GO, 5.00%, 8/1/20	2,000	2,051
Maryland, State & Local Fac. , Series 2013-1A, GO, 4.00%,
3/1/26	2,500	2,588
Maryland, State & Local Fac. , Series A, GO, 5.00%, 8/1/21	2,000	2,128
Maryland Community Dev. Administration, Series C, 1.55%,
7/1/21	1,445	1,449
Maryland DOT, 4.00%, 2/15/20	2,965	2,982
Maryland DOT, 4.00%, 6/1/25	2,045	2,186
Maryland DOT, 5.00%, 12/15/20	675	702
Maryland DOT, 5.00%, 9/1/21	1,755	1,874
Maryland DOT, 5.00%, 10/1/21	2,800	2,998
Maryland DOT, 5.00%, 2/1/22	940	1,018
Maryland DOT, 5.00%, 10/1/22	2,000	2,215
Maryland DOT, COP, 5.00%, 6/15/24 (3)	750	864
Maryland Economic Dev. , Morgan State Univ. Student Housing,
4.00%, 7/1/20	550	556
Maryland Economic Dev. , Morgan State Univ. Student Housing,
4.00%, 7/1/21	550	564
Maryland Economic Dev. , Public Health Laboratory, 4.00%,
6/1/23	250	261
Maryland Economic Dev. , Public Health Laboratory, 5.00%,
6/1/26	1,850	1,953
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland Economic Dev. , Purple Line Light Rail, Series A,
5.00%, 3/31/24 (3)	6,135	6,521
Maryland Economic Dev. , Purple Line Light Rail, Series B,
5.00%, 9/30/26 (3)	1,310	1,388
Maryland Economic Dev. , Purple Line Light Rail, Series D,
5.00%, 9/30/26 (3)	100	118
Maryland Economic Dev. , Towson Univ. , 4.00%, 7/1/20	250	253
Maryland Economic Dev. , Towson Univ. , 4.00%, 7/1/21	250	259
Maryland Economic Dev. , Towson Univ. , 4.00%, 7/1/22	350	369
Maryland Economic Dev. , Towson Univ. , 4.00%, 7/1/23	325	348
Maryland Economic Dev. , Transportation Fac. , Series A,
5.125%, 6/1/20 (4)	135	138
Maryland Economic Dev. , Transportation Fac. , Series A, 5.00%,
6/1/21	500	526
Maryland Economic Dev. , Transportation Fac. , Series A, 5.00%,
6/1/22	535	579
Maryland Economic Dev. , Transportation Fac. , Series A, 5.75%,
6/1/35 (Prerefunded 6/1/20) (2)	1,750	1,790
Maryland Economic Dev. , Univ. of Maryland Baltimore Student
Housing, 4.00%, 7/1/20 (5)	500	508
Maryland Economic Dev. , Univ. of Maryland Baltimore Student
Housing, 4.00%, 7/1/21 (5)	500	521
Maryland Economic Dev. , Univ. of Maryland College Park
Project, 4.00%, 6/1/26 (5)	775	890
Maryland Economic Dev. , Univ. of Maryland College Park
Student Housing, 4.00%, 6/1/20 (5)	650	659
Maryland Economic Dev. , Univ. of Maryland College Park
Student Housing, 4.00%, 6/1/21 (5)	1,150	1,197
Maryland Economic Dev. , Univ. of Maryland College Park
Student Housing, 4.00%, 6/1/22 (5)	1,075	1,147
Maryland Economic Dev. , Univ. of Maryland Student Housing,
4.00%, 7/1/22	600	626
Maryland HHEFA, Series B, VRDN, 1.10%, 4/1/35	200	200
Maryland HHEFA, Adventist Healthcare, Series A, 5.00%,
1/1/20	750	752
Maryland HHEFA, Adventist Healthcare, Series A, 5.00%,
1/1/21	1,020	1,058
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, Anne Arundel Health, 4.00%, 7/1/20	2,355	2,392
Maryland HHEFA, Anne Arundel Health, 4.00%, 7/1/21	2,000	2,084
Maryland HHEFA, Anne Arundel Health, 4.00%, 7/1/22	1,125	1,203
Maryland HHEFA, Anne Arundel Health, 4.00%, 7/1/23	1,475	1,614
Maryland HHEFA, Anne Arundel Health, 5.00%, 7/1/23	285	312
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/23	805	900
Maryland HHEFA, Charlestown Community, 6.125%, 1/1/30
(Prerefunded 1/1/21) (2)	1,250	1,315
Maryland HHEFA, Doctors Community Hosp. , 5.30%, 7/1/25
(Prerefunded 7/1/20) (2)	15	15
Maryland HHEFA, Doctors Community Hosp. , 5.75%, 7/1/38
(Prerefunded 7/1/20) (2)	4,250	4,363
Maryland HHEFA, Doctors Community Hosp., Unrefunded
Balance, 5.30%, 7/1/25 (Prerefunded 7/1/20) (2)	5	5
Maryland HHEFA, Edenwald Issue, Retirement Fac. , 4.00%,
1/1/20	140	140
Maryland HHEFA, Edenwald Issue, Retirement Fac. , 4.00%,
1/1/23	695	737
Maryland HHEFA, Edenwald Issue, Retirement Fac. , 5.00%,
1/1/25	310	353
Maryland HHEFA, Frederick Memorial Hosp. , Series A, 5.00%,
7/1/23	385	418
Maryland HHEFA, Goucher College, Series A, 5.00%, 7/1/23	100	109
Maryland HHEFA, Greater Baltimore Medical Center, 5.00%,
7/1/21	1,995	2,116
Maryland HHEFA, Greater Baltimore Medical Center, 5.25%,
7/1/24 (Prerefunded 7/1/21) (2)	35	37
Maryland HHEFA, Greater Baltimore Medical Center,
Unrefunded Balance, 5.25%, 7/1/24	190	202
Maryland HHEFA, Johns Hopkins Health, Series A, VRDN,
1.06%, 7/1/36	600	600
Maryland HHEFA, Johns Hopkins Health, 5.00%, 5/15/40
(Prerefunded 5/15/20) (2)	2,125	2,162
Maryland HHEFA, Johns Hopkins Health, Series B, 5.00%,
7/1/22	1,500	1,648
Maryland HHEFA, Lifebridge Health, 5.25%, 7/1/24
(Prerefunded 7/1/21) (2)	520	553
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, Lifebridge Health, 6.00%, 7/1/22
(Prerefunded 7/1/21) (2)	100	107
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/20	260	265
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/21	225	237
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/22	280	305
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/23	295	330
Maryland HHEFA, Maryland Institute College of Art, Series
2012, 5.00%, 6/1/23	280	306
Maryland HHEFA, Maryland Institute College of Art, Series
2016, 4.00%, 6/1/20	105	106
Maryland HHEFA, MedStar Health, 5.00%, 8/15/20	1,000	1,027
Maryland HHEFA, MedStar Health, 5.00%, 8/15/24	130	151
Maryland HHEFA, MedStar Health, Series 2011, 5.00%, 8/15/21	1,000	1,065
Maryland HHEFA, MedStar Health, Series 2015, 5.00%, 8/15/21	3,100	3,301
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/23	2,000	2,264
Maryland HHEFA, Mercy Medical Center, 4.50%, 7/1/27	300	317
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/24	180	195
Maryland HHEFA, Meritus Medical Center, 4.00%, 7/1/20	500	507
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/21	690	729
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/22	200	218
Maryland HHEFA, Univ. of Maryland Medical System, Series A,
5.00%, 7/1/20	250	256
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
7.00%, 7/1/22 (4)(6)	2,440	2,719
Maryland HHEFA, Univ. of Maryland Medical System, Series D,
VRDN, 1.19%, 7/1/41	4,300	4,300
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/21	3,250	3,426
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/22	525	571
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/23	1,000	1,117
Maryland Ind. Dev. Fin. Auth., McDonogh School, 5.00%,
9/1/24	200	233

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland Ind. Dev. Fin. Auth. , Mcdonogh School, Series A,
3.25%, 9/1/20	250	254
Maryland National Capital Park & Planning Commission, Park
Acquisition & Development Project, Series PGC-A, GO, 5.00%,
11/1/22	895	995
Maryland Stadium Auth. , Baseball Stadium, Series B, 5.00%,
12/15/19 (3)	5,160	5,166
Maryland Stadium Auth. , Football Stadium, Series A, 4.00%,
3/1/21	725	751
Maryland Stadium Auth. , Football Stadium, Series A, 5.00%,
3/1/22	675	732
Maryland Stadium Auth. , Football Stadium, Series A, 5.00%,
3/1/23	750	840
Maryland Transportation Auth. , 4.00%, 7/1/24	1,010	1,082
Maryland Transportation Auth. , BWI Parking, 5.00%, 3/1/23 (3)	2,720	2,939
Montgomery County, Series B, GO, 5.00%, 6/1/21	3,315	3,505
Montgomery County, Series B, GO, 5.00%, 11/1/21	1,000	1,074
Montgomery County, Series E, GO, VRDN, 1.13%, 11/1/37	900	900
Montgomery County, Department of Liquor Control, Series A,
5.00%, 4/1/21	1,075	1,130
Montgomery County, MetroRail Garage Project, 5.00%, 6/1/21	1,250	1,321
Montgomery County, Public Improvement, Series A, GO, 3.00%,
11/1/25	2,000	2,129
Morgan State Univ. , Academic & Auxiliary Fac. , 5.00%, 7/1/22	750	821
Prince George's County, Collington Episcopal Life Care
Community, 5.00%, 4/1/20	500	504
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 3/1/22	500	543
Rockville, Ingleside at King Farm Project, 3.375%, 11/1/27	450	482
Rockville, Ingleside at King Farm Project, 4.00%, 11/1/21	100	104
Rockville, Ingleside at King Farm Project, Series A-1, 5.00%,
11/1/21	790	838
Rockville, Ingleside at King Farm Project, Series A-1, 5.00%,
11/1/22	300	327
Rockville, Ingleside at King Farm Project, Series A-2, 4.00%,
11/1/20	250	255

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Rockville, Ingleside at King Farm Project, Series C-2, 3.00%,
11/1/25	75	75
Univ. System of Maryland, Series A, 5.00%, 4/1/24	1,110	1,286
Univ. System of Maryland, Series D, 4.00%, 10/1/23	2,000	2,157
Washington Suburban Sanitary Dist. , Consolidated Public
Improvement, GO, 5.00%, 6/1/20	950	968
Washington Suburban Sanitary Dist. , Consolidated Public
Improvement, GO, 5.00%, 6/1/21	1,765	1,866
Washington Suburban Sanitary Dist. , Consolidated Public
Improvement, GO, 5.00%, 6/1/22	2,000	2,192
Washington Suburban Sanitary Dist. , Consolidated Public
Improvement, Series A, GO, 4.00%, 6/1/20	2,050	2,079
		164,939

OREGON 1.3%
Oregon Fac. Auth. , Peace Health, Series A, VRDN, 1.13%,
8/1/34	2,200	2,200
		2,200

DISTRICT OF COLUMBIA 0.3%
Washington Metropolitan Area Transit Auth. , Series B, 5.00%,
7/1/20	525	537
		537

PENNSYLVANIA 0.3%
Philadelphia Hosp. & Higher Ed. Fac. Auth. , Children Hospital
Project, Series B, VRDN, 1.15%, 7/1/25	500	500
		500

LOUISIANA 0.1%
Saint Charles Parish PCR, Shell Oil Company Project, Series A,
VRDN, 1.23%, 10/1/22 (3)	200	200
		200

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
DELAWARE 0.1%
Delaware HFA, Christiana Care, Series A, VRDN, 1.18%,
10/1/38	125	125
		125
Total Investments in Securities 98.6%
(Cost $167,038)		$168,501
Other Assets Less Liabilities 1.4%		2,444
Net Assets 100.0%		$170,945

‡	Par is denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $780 and represents 0.5% of net assets.
(2)	Prerefunded date is used in determining portfolio maturity.
(3)	Interest subject to alternative minimum tax
(4)	Escrowed to maturity
(5)	Insured by Assured Guaranty Municipal Corporation
(6)	Insured by National Public Finance Guarantee Corporation
COP	Certificate of Participation
DOT	Department of Transportation
GO	General Obligation
HFA	Health Facility Authority
HHEFA	Health & Higher Educational Facility Authority
PCR	Pollution Control Revenue
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND

well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On November 30, 2019, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.